STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (loss) [Member]	Foreign Currency Translation Adjustment - the Company [Member]	Retained Earnings (accumulated deficit) [Member]	Non-controlling interest [Member]	Total
Balance at Dec. 31, 2013	$ 4,901	$ 68,371	$ 3,874	$ 4,589	$ (24,180)	$ (15)	$ 57,540
Balance, shares at Dec. 31, 2013	16,147,522
Issuance of shares upon exercise of employee stock options	$ 34	430					464
Issuance of shares upon exercise of employee stock options, shares	121,500
Stock-based compensation		373					373
Foreign currency translation adjustments - the Company				(3,957)			(3,957)
Issue of shares to non-controlling interests						50	50
Comprehensive income (loss):
Net income (loss)					3,410	(90)	3,320
Foreign currency translation adjustments			(1,833)				(1,833)
Balance at Dec. 31, 2014	$ 4,935	69,174	2,041	632	(20,770)	(55)	$ 55,957
Balance, shares at Dec. 31, 2014	16,269,022						16,269,022
Issuance of shares upon exercise of employee stock options	$ 33	471					$ 504
Issuance of shares upon exercise of employee stock options, shares	129,850
Stock-based compensation		243					243
Foreign currency translation adjustments - the Company				(226)			(226)
Comprehensive income (loss):
Net income (loss)					3,141	(33)	3,108
Foreign currency translation adjustments			(3,891)				(3,891)
Balance at Dec. 31, 2015	$ 4,968	69,888	(1,850)	406	(17,629)	(88)	$ 55,695
Balance, shares at Dec. 31, 2015	16,398,872						16,398,872
Issuance of share capital, net (Note 10b)	$ 1,626	21,991					$ 23,617
Issuance of share capital, net, shares (Note 10b)	6,170,386
Issuance of shares upon exercise of employee stock options	$ 85	1,304					1,389
Issuance of shares upon exercise of employee stock options, shares	325,090
Stock-based compensation		258					258
Foreign currency translation adjustments - the Company				6			6
Comprehensive income (loss):
Net income (loss)					1,029	(3)	1,026
Foreign currency translation adjustments			(73)				(73)
Balance at Dec. 31, 2016	$ 6,679	$ 93,441	$ (1,923)	$ 412	$ (16,600)	$ (91)	$ 81,918
Balance, shares at Dec. 31, 2016	22,894,348						22,894,348